Summary of Significant Accounting Policies - Schedule of Movement of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Contract Liabilities [Abstract]
At the beginning of the year	$ 10	$ 10
Addition in the period	282	10
Revenue recognized from opening balance of contract liabilities	(10)	(10)
Revenue recognized from contract liabilities arising during current period	(57)
At the end of the year	$ 225	$ 10